LORD ABBETT INVESTMENT TRUST

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Growth Fund

Lord Abbett Multi-Asset Income Fund

Supplement dated April 29, 2016 to the

Prospectus dated April 1, 2016

Lord Abbett Diversified Equity Strategy Fund

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 3, 4, and 5 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class				A	B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)				5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)				None(1)	5.00%	1.00%(2)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.13%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%	1.23%	1.13%	1.58%	1.73%	1.63%	1.38%	1.13%	0.98%
Management Fee Waiver(3)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Management Fee Waiver(3)	1.33%	2.08%	2.08%	1.18%	1.08%	1.53%	1.68%	1.58%	1.33%	1.08%	0.93%

(1)  A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(3)  For the period from April 1, 2016 through March 31, 2017, Lord, Abbett & Co. LLC has contractually agreed to waive its fees at an annual rate of 0.05%. This agreement may be terminated only by the Fund’s Board of Trustees.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 703	$ 982	$ 1,282	$ 2,133	$ 703	$ 982	$ 1,282	$ 2,133
Class B Shares	$ 711	$ 962	$ 1,340	$ 2,267	$ 211	$ 662	$ 1,140	$ 2,267
Class C Shares	$ 311	$ 662	$ 1,140	$ 2,458	$ 211	$ 662	$ 1,140	$ 2,458
Class F Shares	$ 120	$ 385	$ 671	$ 1,484	$ 120	$ 385	$ 671	$ 1,484
Class I Shares	$ 110	$ 354	$ 617	$ 1,370	$ 110	$ 354	$ 617	$ 1,370
Class P Shares	$ 156	$ 494	$ 856	$ 1,874	$ 156	$ 494	$ 856	$ 1,874
Class R2 Shares	$ 171	$ 540	$ 934	$ 2,037	$ 171	$ 540	$ 934	$ 2,037
Class R3 Shares	$ 161	$ 509	$ 882	$ 1,929	$ 161	$ 509	$ 882	$ 1,929
Class R4 Shares	$ 135	$ 432	$ 750	$ 1,653	$ 135	$ 432	$ 750	$ 1,653
Class R5 Shares	$ 110	$ 354	$ 617	$ 1,370	$ 110	$ 354	$ 617	$ 1,370
Class R6 Shares	$ 95	$ 307	$ 537	$ 1,197	$ 95	$ 307	$ 537	$ 1,197

Lord Abbett Multi-Asset Balanced Opportunity Fund

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 14 and 15 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class			A		B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			2.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)			None(1)		5.00%	1.00%(2)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.08%
Acquired Fund Fees and Expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%	1.08%	0.98%	1.43%	1.58%	1.48%	1.23%	0.98%	0.88%

(1)  A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)   A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 347	$ 607	$ 885	$ 1,680	$ 347	$ 607	$ 885	$ 1,680
Class B Shares	$ 701	$ 921	$ 1,268	$ 2,113	$ 201	$ 621	$ 1,068	$ 2,113
Class C Shares	$ 301	$ 621	$ 1,068	$ 2,306	$ 201	$ 621	$ 1,068	$ 2,306
Class F Shares	$ 110	$ 343	$ 595	$ 1,317	$ 110	$ 343	$ 595	$ 1,317
Class I Shares	$ 100	$ 312	$ 542	$ 1,201	$ 100	$ 312	$ 542	$ 1,201
Class P Shares	$ 146	$ 452	$ 782	$ 1,713	$ 146	$ 452	$ 782	$ 1,713
Class R2 Shares	$ 161	$ 499	$ 860	$ 1,878	$ 161	$ 499	$ 860	$ 1,878
Class R3 Shares	$ 151	$ 468	$ 808	$ 1,768	$ 151	$ 468	$ 808	$ 1,768
Class R4 Shares	$ 125	$ 390	$ 676	$ 1,489	$ 125	$ 390	$ 676	$ 1,489
Class R5 Shares	$ 100	$ 312	$ 542	$ 1,201	$ 100	$ 312	$ 542	$ 1,201
Class R6 Shares	$ 90	$ 281	$ 488	$ 1,084	$ 90	$ 281	$ 488	$ 1,084

Lord Abbett Multi-Asset Growth Fund

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 28 and 29 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.10%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%	1.08%	0.98%	1.43%	1.58%	1.48%	1.23%	0.98%	0.87%

(1)  A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)   A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 347	$ 607	$ 885	$ 1,680	$ 347	$ 607	$ 885	$ 1,680
Class B Shares	$ 701	$ 921	$ 1,268	$ 2,113	$ 201	$ 621	$ 1,068	$ 2,113
Class C Shares	$ 301	$ 621	$ 1,068	$ 2,306	$ 201	$ 621	$ 1,068	$ 2,306
Class F Shares	$ 110	$ 343	$ 595	$ 1,317	$ 110	$ 343	$ 595	$ 1,317
Class I Shares	$ 100	$ 312	$ 542	$ 1,201	$ 100	$ 312	$ 542	$ 1,201
Class P Shares	$ 146	$ 452	$ 782	$ 1,713	$ 146	$ 452	$ 782	$ 1,713
Class R2 Shares	$ 161	$ 499	$ 860	$ 1,878	$ 161	$ 499	$ 860	$ 1,878
Class R3 Shares	$ 151	$ 468	$ 808	$ 1,768	$ 151	$ 468	$ 808	$ 1,768
Class R4 Shares	$ 125	$ 390	$ 676	$ 1,489	$ 125	$ 390	$ 676	$ 1,489
Class R5 Shares	$ 100	$ 312	$ 542	$ 1,201	$ 100	$ 312	$ 542	$ 1,201
Class R6 Shares	$ 89	$ 278	$ 482	$ 1,073	$ 89	$ 278	$ 482	$ 1,073

Lord Abbett Multi-Asset Income Fund

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 41 and 42 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class			A		B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			2.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)			None(1)		5.00%	1.00%(2)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.08%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	1.02%	0.92%	1.37%	1.52%	1.42%	1.17%	0.92%	0.84%

(1)  A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)   A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 342	$ 588	$ 854	$ 1,613	$ 342	$ 588	$ 854	$ 1,613
Class B Shares	$ 695	$ 903	$ 1,237	$ 2,048	$ 195	$ 603	$ 1,037	$ 2,048
Class C Shares	$ 295	$ 603	$ 1,037	$ 2,243	$ 195	$ 603	$ 1,037	$ 2,243
Class F Shares	$ 104	$ 325	$ 563	$ 1,248	$ 104	$ 325	$ 563	$ 1,248
Class I Shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131
Class P Shares	$ 139	$ 434	$ 750	$ 1,646	$ 139	$ 434	$ 750	$ 1,646
Class R2 Shares	$ 155	$ 480	$ 829	$ 1,813	$ 155	$ 480	$ 829	$ 1,813
Class R3 Shares	$ 145	$ 449	$ 776	$ 1,702	$ 145	$ 449	$ 776	$ 1,702
Class R4 Shares	$ 119	$ 372	$ 644	$ 1,420	$ 119	$ 372	$ 644	$ 1,420
Class R5 Shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131
Class R6 Shares	$ 86	$ 268	$ 466	$ 1,037	$ 86	$ 268	$ 466	$ 1,037

*                *                *

Effective May 1, 2016, the following paragraph replaces the penultimate paragraph under “Management and Organization of the Funds” on page 332 of the prospectus:

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets. Each Fund pays all of its expenses not expressly assumed by Lord Abbett.

Please retain this document for your future reference.

LORD ABBETT INVESTMENT TRUST

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Growth Fund

Lord Abbett Multi-Asset Income Fund

Supplement dated April 29, 2016 to the

Statement of Additional Information dated April 1, 2016

Effective May 1, 2016, the following replaces the subsection titled “Investment Advisory and Other Services – Administrative Services” on pages 5-4 and 5-5 of the Statement of Additional Information:

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Such services include Fund accounting, financial reporting, tax, shareholder servicing, technology, legal, compliance, and Blue Sky services. Under the Administrative Services Agreement, each Fund pays Lord Abbett a monthly fee, based on its average daily net assets for each month, at an annual rate of 0.04%. The administrative services fee is allocated to each class of shares of a Fund based upon the relative proportion of the Fund’s net assets represented by that class.

The administrative services fees paid to Lord Abbett by each Fund for the last three fiscal years ended November 30th were as follows:

Fund	2015	2014	2013
Diversified Equity Strategy Fund*	$ 0	$ 0	$ 0
Multi-Asset Balanced Opportunity Fund*	$ 0	$ 0	$ 0
Multi-Asset Growth Fund*	$ 0	$ 0	$ 0
Multi-Asset Income Fund*	$ 0	$ 0	$ 0
Convertible Fund	$ 313,148	$ 287,575	$ 201,225
Core Fixed Income Fund	$ 523,234	$ 515,935	$ 469,932
Core Plus Bond Fund**	N/A	N/A	N/A
Floating Rate Fund	$ 2,690,280	$ 3,409,065	$ 2,356,966
High Yield Fund	$ 1,674,860	$ 1,324,877	$ 988,457
Income Fund	$ 850,628	$ 744,815	$ 838,087
Inflation Focused Fund	$ 324,911	$ 375,320	$ 360,205
Short Duration Income Fund	$14,391,757	$14,203,377	$12,640,362
Total Return Fund	$ 931,632	$ 631,835	$ 692,531

________________________

*    During the last three fiscal years ended November 30th, Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, and Multi-Asset Income Fund did not pay an administrative services fee to Lord Abbett.

** The Fund is newly organized and commenced operations on December 2, 2015.

Please retain this document for your future reference.